Leases (Tables)	12 Months Ended
Dec. 31, 2018
Leases [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments are as follows for the years ended December 31:
2019	$17,868
2020	17,868
2021	1,489
$37,225